Right of use assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Right of use assets

15.  Right of use assets

Closing balances of right of use assets as of 31 December 2020 and 31 December 2019 and depreciation and amortization expenses for the years ended 31 December 2020 and 31 December 2019 is stated as below:

	Tangible					Intangible
			Network			Right of
	Site Rent	Building	equipment	Other	Total	way	License	Total	Total
Balance at 1 January 2020	1,082,193	96,073	69,036	132,364	1,379,666	22,984	380,446	403,430	1,783,096
Depreciation and amortization charge for the year	(576,941)	(42,097)	(275,038)	(135,085)	(1,029,161)	(18,657)	(45,729)	(64,386)	(1,093,547)
Balance at 31 December 2020	1,182,847	229,240	218,104	348,334	1,978,525	24,956	376,693	401,649	2,380,174

	Tangible					Intangible
			Network			Right of
	Site Rent	Building	equipment	Other	Total	way	License	Total	Total
Balance at 1 January 2019	1,021,638	135,158	50,538	109,883	1,317,217	8,643	323,742	332,385	1,649,602
Depreciation and amortization charge for the year	(506,386)	(54,605)	(150,282)	(159,784)	(871,057)	(8,849)	(46,073)	(54,922)	(925,979)
Balance at 31 December 2019	1,082,193	96,073	69,036	132,364	1,379,666	22,984	380,446	403,430	1,783,096

As at 31 December 2020, the Company has additions to right of use assets amounting to TL 1,791,823 (31 December 2019: TL 1,209,008) and interest expense on lease liabilities amounting to TL 289,718 (31 December 2019: TL 282,769). Depreciation and amortization expenses amounting to TL 1,093,547 (31 December 2019: TL 925,979) are recognized in cost of revenues.